EARNINGS PER COMMON SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Oct. 29, 2017	Jul. 30, 2017	Apr. 30, 2017	Jan. 29, 2017	Oct. 30, 2016	Jul. 31, 2016	May 01, 2016	Jan. 31, 2016	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Numerator for Basic and Diluted Earnings Per Common Share:
Net income applicable to common shares	$ 17,412	$ 18,119	$ 16,859	$ 2,031	$ 18,896	$ 23,550	$ 2,397	$ 5,835	$ 54,399	$ 50,638	$ 17,646
Denominator for Basic and Diluted Earnings Per Common Share:
Weighted average basic number of common shares outstanding									70,629	72,411	73,271
Common stock equivalents:
Weighted average diluted number of common shares outstanding (in shares)									70,778	72,857	73,923
Basic earnings per common share (in usd per share)	$ 0.25	$ 0.26	$ 0.24	$ 0.03	$ 0.27	$ 0.32	$ 0.03	$ 0.08	$ 0.77	$ 0.70	$ 0.24
Diluted earnings per common share (in usd per share)	$ 0.25	$ 0.25	$ 0.24	$ 0.03	$ 0.27	$ 0.32	$ 0.03	$ 0.08	$ 0.77	$ 0.70	$ 0.24
Incentive Plan securities excluded from dilution (in shares)									0	195	289
PSUs and Performance Share Awards
Common stock equivalents:
Weighted average number diluted shares outstanding adjustment (in shares)									25	0	0
Employee stock options
Common stock equivalents:
Weighted average number diluted shares outstanding adjustment (in shares)									124	446	652